Note 9 - Equity Method Investments	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
9.
Equity Method Investments:

The companies accounted for as equity method investments, all of which are incorporated in the Marshall Islands, are as follows:

Entity	Vessel	Participation % June 30, 2019	Date Established /Acquired
Steadman Maritime Co.	Ensenada	49%	July 1, 2013
Marchant Maritime Co.	-	49%	July 8, 2013
Horton Maritime Co.	-	49%	June 26, 2013
Smales Maritime Co.	-	49%	June 6, 2013
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia	49%	September 22, 2015
Kemp Maritime Co.	Cape Akritas	49%	June 6, 2013
Hyde Maritime Co.	Cape Tainaro	49%	June 6, 2013
Skerrett Maritime Co.	Cape Artemisio	49%	December 23, 2013
Ainsley Maritime Co.	Cape Kortia	25%	June 25, 2013
Ambrose Maritime Co.	Cape Sounio	25%	June 25, 2013
Platt Maritime Co.	Polar Argentina	49%	May 18, 2015
Sykes Maritime Co.	Polar Brasil	49%	May 18, 2015

During the
six
-month period ended
June 30, 2019,
Costamare Ventures contributed
$55
to the equity of Marchant Maritime Co. and received
$1,360
in the form of a special dividend from Horton Maritime Co. During the six
-month period ended
June 30, 2019,
Smales Maritime Co. sold its vessel
Elafonisos
. During the year ended
December 31, 2018,
Costamare Ventures contributed
$1,524
in aggregate to the equity of Steadman Maritime Co. and Horton Maritime Co. and received
$1,107
in aggregate, in the form of a special dividend. During the year ended
December 31, 2018,
Horton Maritime Co. and Marchant Maritime Co. sold their vessels
Petalidi
and
Padma
, respectively.

During the year ended
December 31, 2018,
Costamare Ventures received in the form of a special dividend,
$735
in aggregate, from Kemp Maritime Co. and Hyde Maritime Co.,
$1,000
in aggregate, from Ainsley Maritime Co. and Ambrose Maritime Co.,
$8,000
in aggregate, from Benedict Maritime Co., Bertrand Maritime Co., Beardmore Maritime Co., Fairbank Maritime Co. and Schofield Maritime Co. and
$735
in aggregate, from Goodway Maritime Co.

During the year ended
December 31, 2018,
the Company contributed, in the aggregate, the amount of
$4,875
to Platt Maritime Co. and Sykes Maritime Co relating to the delivery installments of
Polar Argentina
and
Polar Brasil
.

On
November 12, 2018,
Costamare entered into a share purchase agreement (the “Share Purchase Agreement”) to acquire the ownership interest held by York in five
jointly-owned companies, namely Benedict Maritime Co., Bertrand Maritime Co., Beardmore Maritime Co., Schofield Maritime Co. and Fairbank Maritime Co., which had been formed pursuant to the Restated Framework Deed. In connection with this agreement, the Company registered for resale by York up to
7.6
million shares of its common stock. Costamare
may
elect at any time within
six
months of
February 8, 2019,
the effective date of the registration statement on Form F-
3/A
filed with the SEC on
December 19, 2018,
to pay a portion of the consideration under the Share Purchase Agreement in Costamare common stock. At the date of the acquisition, the aggregate net value of assets and liabilities transferred to the Company (excluding cash and cash equivalents, the value of the fixed assets and the financing arrangements) was an excess amount of
$5,171.
Management accounted for this acquisition as an asset acquisition under ASC
805
“Business Combinations”; thus the
40%
investment previously held by the Company was carried over at cost, whereas the cost consideration over proportionate cost of the net asset values acquired was proportionally allocated on a relative fair value basis to the net identifiable assets acquired (that is to the vessels (Note
6
) and related time charters (Note
12
)) other than non-qualifying assets.

For the
six
-month periods ended
June 30, 2018
and
2019,
the Company recorded net gains of
$5,199
and
$4,299,
respectively, on equity method investments, which are separately reflected as Equity gain on investments in the accompanying consolidated statements of income.

The summarized combined financial information of the companies accounted for as equity method investment is as follows:

	December 31, 2018	June 30, 2019
Non-current assets	$552,110	$541,337
Current assets	40,230	48,354
Total assets	$592,340	$589,691

Current liabilities	$23,339	$125,735

	Six-month period ended June 30,
	2018	2019
Voyage revenue	76,113	39,945
Net income	$12,865	$11,081